Operating costs (Tables)	12 Months Ended
Dec. 31, 2023
Operating costs
Schedule of operating costs

	2023	2022	2021
Staff costs (note 18)	5,376,859	7,053,102	4,737,138
Depreciation (notes 8/9)	305,952	323,144	347,613
External research and development costs	2,748,422	10,029,786	9,014,083
Laboratory consumables	331,279	319,305	295,377
Patent maintenance and registration costs	370,132	318,194	266,043
Professional fees	1,163,839	1,424,333	1,379,734
Short term leases	35,567	47,283	37,512
D&O insurance	628,595	1,591,231	1,591,882
Other operating costs	967,723	858,788	989,840
Total operating costs	11,928,368	21,965,166	18,659,222